Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	7.51
Maximum Aggregate Offering Price	$ 3,755,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 518.57
Offering Note	Note to Amount Registered: (1) Any additional shares of common stock of Movano Inc. (the “Registrant”) to be issued as a result of stock dividends, stock splits or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933, as amended.

Note to Proposed Maximum Offering Price Per Unit and Fee Calculation Rule: (2) Calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of common stock of the Registrant as reported on the Nasdaq Stock Market LLC on December 17, 2025.

Note to Amount Registered: (3) Represents an additional 500,000 shares of common stock, par value $0.0001 per share (“Common Stock”) issuable under the Movano Inc. Amended and Restated 2019 Omnibus Incentive Plan, which increase in shares of Common Stock was approved by the Registrant’s stockholders at its Special Meeting of Stockholders on December 16, 2025.